Exhibit 99.1

NCF Dealer Floorplan Master Trust, Series 2016-1 Notes

Sample Receivable, Sample Dealer and Sample Supplier Agreed-Upon Procedures

Report To:

Northpoint Commercial Finance LLC

NCF Dealer Floorplan Master Trust

Goldman, Sachs & Co.

2 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Northpoint Commercial Finance LLC

NCF Dealer Floorplan Master Trust

11675 Rainwater Drive, Suite 450

Alpharetta, Georgia 30009

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

Re:	NCF Dealer Floorplan Master Trust, Series 2016-1 Notes (the “Notes”)
Sample Receivable, Sample Dealer and Sample Supplier Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist NCF Dealer Floorplan Master Trust (the “Issuing Entity”) in evaluating the accuracy of certain information with respect to a pool of floorplan receivables and accounts receivable (collectively, the “Receivables”) corresponding to certain dealers (the “Dealers”) and certain suppliers (the “Suppliers”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Northpoint Commercial Finance LLC (the “Sponsor”), on behalf of the Issuing Entity, provided us with:

a.	Electronic data files:

i.	Labeled “Northpoint Compass Securitization Data Tapes USD 2015-11.xlsx” (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information as of 30 November 2015 (the “Preliminary Cut-off Date”) related to a pool of floorplan receivables and accounts receivable (collectively, the “Preliminary Receivables”) corresponding to certain dealers (the “Preliminary Dealers”) and certain suppliers (the “Preliminary Suppliers”) that are expected to be representative of the Receivables, Dealers and Suppliers, respectively,

ii.	Labeled “Compass_Billing_Detail File_2015-11_Upload.xlsx” (the “Billing Yield Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information as of the Preliminary Cut-off Date related to the billing yield corresponding to each Sample Dealer (as defined in Attachment A),

iii.	Labeled “Principal_CBR_Score_Database_Upload.xlsx” (the “Credit Bureau Report Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information as of the Preliminary Cut-off Date related to the credit bureau report score corresponding to each Sample Dealer and

iv.	Labeled “Credit Lines and Outstanding 2015-11-30.xlsx” (the “Credit Line Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information as of the Preliminary Cut-off Date related to the credit line amount corresponding to certain Sample Dealers and outbound credit line corresponding to certain Sample Suppliers (as defined in Attachment A),

b.	Imaged copies of certain printed screen shots and payment histories from the Sponsor’s receivable servicing system and origination system (collectively, the “System Screen Shots,” together with the Billing Yield Schedule, Credit Bureau Report Schedule and Credit Line Schedule, the “Sources”) relating to the Sample Receivables (as defined in Attachment A), Sample Dealers and Sample Suppliers,

c.	The list of relevant receivable characteristics (the “Sample Receivable Characteristics”) on the Preliminary Data File, which are listed on Exhibit 4 to Attachment A,

d.	The list of relevant dealer characteristics (the “Sample Dealer Characteristics”) on the Preliminary Data File, which are listed on Exhibit 5 to Attachment A,

e.	The list of relevant supplier characteristics (the “Sample Supplier Characteristics”) on the Preliminary Data File, which are listed on Exhibit 6 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A. The Issuing Entity is responsible for the Preliminary Data File, Sources, Sample Receivable Characteristics, Sample Dealer Characteristics, Sample Supplier Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Sponsor, on behalf of the Issuing Entity, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Receivables, Preliminary Dealers, Dealers, Preliminary Suppliers or Suppliers, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 February 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of 75 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Preliminary Data File.

2.	As instructed by the Sponsor, on behalf of the Issuing Entity, we identified the Preliminary Dealers with the 10 largest outstanding balances (the “Top 10 Dealers”), as shown on the Preliminary Data File.

As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of:
a.	Two Top 10 Dealers (the “Top Sample Dealers”) and
b.	48 Preliminary Dealers from the Preliminary Data File (the “Subsequent Sample Dealers,” together with the Top Sample Dealers, the “Sample Dealers”).

The Sample Dealers are listed (with the Top Sample Dealers identified) on Exhibit 2 to Attachment A. We noted that none of the Subsequent Sample Dealers were Top Sample Dealers. We also noted that one Subsequent Sample Dealer was a Top 10 Dealer. For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Top Sample Dealers or Subsequent Sample Dealers they instructed us to select from the Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Issuing Entity, we identified the Preliminary Suppliers with the 10 largest outstanding balances (the “Top 10 Suppliers”), as shown on the Preliminary Data File.

As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of:

a.	Two Top 10 Suppliers (the “Top Sample Suppliers”) and
b.	23 Preliminary Suppliers from the Preliminary Data File (the “Subsequent Sample Suppliers,” together with the Top Sample Suppliers, the “Sample Suppliers”).

The Sample Suppliers are listed (with the Top Sample Suppliers identified) on Exhibit 3 to Attachment A. We noted that none of the Subsequent Sample Suppliers were Top Sample Suppliers. We also noted that one Subsequent Sample Supplier was a Top 10 Supplier. For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Top Sample Suppliers or Subsequent Sample Suppliers they instructed us to select from the Preliminary Data File.

4.	For each Sample Receivable, we compared the Sample Receivable Characteristics listed on Exhibit 4 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the System Screen Shots, subject to the instruction provided by the Sponsor, on behalf of the Issuing Entity, that is stated in the note to Exhibit 4 to Attachment A. All such compared information was in agreement.

Attachment A Page 2 of 2

5.	For each Sample Dealer, we compared the Sample Dealer Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Sources, subject to the instructions provided by the Sponsor, on behalf of the Issuing Entity, that are stated in the notes to Exhibit 5 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Dealer Characteristic are shown on Exhibit 5 to Attachment A. All such compared information was in agreement.

6.	For each Sample Supplier, we compared the Sample Supplier Characteristics listed on Exhibit 6 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Sources, subject to the instructions provided by the Sponsor, on behalf of the Issuing Entity, that are stated in the notes to Exhibit 6 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Supplier Characteristic are shown on Exhibit 6 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Sample Receivables

Sample Receivable Number	Corresponding Borrower ID	Corresponding Supplier ID
R-1	10232	14134
R-2	10284	15441
R-3	10299	10901
R-4	10575	10123
R-5	10575	10123
R-6	10584	10964
R-7	10584	11161
R-8	10839	10344
R-9	11010	10344
R-10	11073	10984
R-11	11084	10984
R-12	11133	10297
R-13	11209	11599
R-14	11291	10351
R-15	11479	11728
R-16	11764	11419
R-17	11922	11419
R-18	12070	10047
R-19	12070	10195
R-20	12218	11256
R-21	12272	10406
R-22	12315	12267
R-23	12318	15441
R-24	12659	11728
R-25	12745	10123
R-26	12881	11394
R-27	12972	12716
R-28	13227	10123
R-29	13390	11161
R-30	13459	10684
R-31	13497	12397
R-32	13663	10864
R-33	13862	12403
R-34	14007	10123
R-35	14045	10756
R-36	14086	10984
R-37	14193	12716
R-38	14572	10297

Exhibit 1 to Attachment A Page 2 of 2

Sample Receivable Number	Corresponding Borrower ID	Corresponding Supplier ID
R-39	14605	10820
R-40	14678	12755
R-41	14790	10344
R-42	14818	14134
R-43	15001	10123
R-44	15139	12397
R-45	15179	10344
R-46	15179	10344
R-47	15257	10161
R-48	15257	10684
R-49	15308	19912
R-50	15318	13882
R-51	15378	12403
R-52	15442	12912
R-53	15913	10123
R-54	16044	11818
R-55	16555	19796
R-56	16570	11589
R-57	16585	10297
R-58	16641	17159
R-59	16641	17159
R-60	16656	14662
R-61	16928	10344
R-62	16977	16093
R-63	17107	11728
R-64	17343	11161
R-65	17343	11419
R-66	17343	11419
R-67	17343	19912
R-68	17355	10684
R-69	17460	10270
R-70	17781	10014
R-71	18057	13882
R-72	18096	10406
R-73	19258	18561
R-74	19719	17007
R-75	20219	19912

Exhibit 2 to Attachment A Page 1 of 2

Sample Dealers

Sample Dealer Number	Corresponding Borrower ID	Top Sample Dealers
D-1	10309
D-2	10330
D-3	10776
D-4	10805
D-5	11002
D-6	11045
D-7	11283
D-8	11712
D-9	12044
D-10	12342
D-11	12398
D-12	12471
D-13	12546
D-14	12760
D-15	12963
D-16	13042
D-17	13187
D-18	13380
D-19	14181
D-20	14572
D-21	14575
D-22	14689
D-23	15001
D-24	15539
D-25	15611
D-26	15683
D-27	15697
D-28	15962
D-29	16283
D-30	16433
D-31	16549
D-32	16656
D-33	16750
D-34	16802
D-35	16977
D-36	17136
D-37	17502
D-38	17587
D-39	17608

Exhibit 2 to Attachment A Page 2 of 2

Sample Dealer Number	Corresponding Borrower ID	Top Sample Dealers
D-40	17741
D-41	18076
D-42	18088
D-43	18142
D-44	18200
D-45	18813
D-46	19244
D-47	19386
D-48	20147
D-49	17039	X
D-50	12756	X

Exhibit 3 to Attachment A

Sample Suppliers

Sample Supplier Number	Supplier ID	Top Sample Suppliers
S-1	10344
S-2	10447
S-3	10661
S-4	10973
S-5	12119
S-6	12244
S-7	12267
S-8	13387
S-9	13536
S-10	13940
S-11	13990
S-12	14752
S-13	14762
S-14	14833
S-15	16107
S-16	16158
S-17	16200
S-18	16634
S-19	16973
S-20	17430
S-21	17624
S-22	10103
S-23	19485
S-24	10123	X
S-25	18561	X

Exhibit 4 to Attachment A

Sample Receivable Characteristics

Characteristic

Borrower ID

Borrower legal name

Invoice type

Invoice number

Invoice date

Business line

Financed amount

Current balance

SAU 30+ days

Note:

For the purpose of comparing the current balance Sample Receivable Characteristic for each Sample Receivable, the Sponsor, on behalf of the Issuing Entity, instructed us to only consider activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cut-off Date.

Exhibit 5 to Attachment A

Sample Dealer Characteristics

Characteristic	Source(s)	Note(s)

Borrower ID	System Screen Shots

Borrower legal name	System Screen Shots

Borrower state	System Screen Shots

Internal risk rating	System Screen Shots

Credit bureau report score	Credit Bureau Report Schedule	i.

Credit line amount	System Screen Shots or Credit Line Schedule	ii., iii.

Billing yield	Billing Yield Schedule

Notes:

i.	For the purpose of comparing the credit bureau report score Sample Dealer Characteristic for each Sample Dealer, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences of +/- 1.

ii.	For the purpose of comparing the credit line amount Sample Dealer Characteristic for each Sample Dealer (except for Sample Dealer number D-14), the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source.

iii.	For the purpose of comparing the credit line amount Sample Dealer Characteristic for Sample Dealer number D-14, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Credit Line Schedule as the Source.

Exhibit 6 to Attachment A

Sample Supplier Characteristics

Characteristic	Source(s)	Note(s)

Supplier ID	System Screen Shots

Supplier legal name	System Screen Shots

Internal risk rating	System Screen Shots

Outbound credit line	System Screen Shots or Credit Line Schedule	i., ii.

Notes:

i.	For the purpose of comparing the outbound credit line Sample Supplier Characteristic for each Sample Supplier (except for Sample Supplier number S-5), the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source.

ii.	For the purpose of comparing the outbound credit line Sample Supplier Characteristic for Sample Supplier number S-5, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Credit Line Schedule as the Source.